Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Sep. 08, 2011
Goodwill [Roll Forward]
Balance, at beginning of period	$ 768.6	$ 787.1
Acquisitions	8.0	0		11.1
Translation adjustment		0.7
Balance, at end of period	773.1	768.6		787.1
United States Print and Related Services [Member]
Goodwill [Roll Forward]
Balance, at beginning of period	738.2	757.4
Acquisitions	8.0
Sale of business	0
Purchase accounting adjustments of goodwill		(19.2)	[1]
Translation adjustment	0	0
Balance, at end of period	746.2	738.2
International [Member]
Goodwill [Roll Forward]
Balance, at beginning of period	30.4	29.7
Acquisitions	0
Translation adjustment		0.7
Balance, at end of period	26.9	30.4
HGI Company [Member]
Goodwill [Roll Forward]
Purchase accounting adjustments of goodwill		(19.2)	[1]
HGI Company [Member] | International [Member]
Goodwill [Roll Forward]
Purchase accounting adjustments of goodwill		0	[1]
World Color Press [Member]
Goodwill [Roll Forward]
Sale of business	(0.5)
World Color Press [Member] | International [Member]
Goodwill [Roll Forward]
Sale of business	(0.5)
Transcontinental [Member]
Goodwill [Roll Forward]
Balance, at beginning of period						11.1
Translation adjustment	(3.0)
Balance, at end of period						11.1
Transcontinental [Member] | International [Member]
Goodwill [Roll Forward]
Translation adjustment	(3.0)
Canadian Operations, Excluding Vancouver [Member]
Goodwill [Line Items]
Goodwill impairment loss				$ 13.9	$ 13.9

[1]	The Company recorded an adjustment to correct deferred tax liabilities related to property, plant and equipment associated with the acquisition of World Color Press resulting in a $19.2 million reduction in goodwill.